UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012
                                                ------------------

Check here if Amendment [    ]; Amendment Number:
                                                  ----------------
     This Amendment (Check only one.):     [   ] is a restatement.
                                           [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Ashmore Group plc
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Address:       61 Aldwych
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               London WC2B 4AE, United Kingdom
               ----------------------------------

Form 13F File Number:  28-14260
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael S. Perman
               ----------------------------------
Title:         Secretary
               ----------------------------------
Phone:         44(0) 203-077-6000
               ----------------------------------

Signature, Place, and Date of Signing:

/s/ Michael S. Perman       London, England        November 14, 2012
---------------------       ---------------        -----------------

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
     Form 13F File Number            Name
     28-5804                         Ashmore EMM, L.L.C.
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
Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          3

Form 13F Information Table Entry Total:     97

Form 13F Information Table Value Total:     1,021,177
                                           ------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.       Form 13F File Number     Name

     1         28-5804                  Ashmore EMM, L.L.C.
     -----     -----------              -------------------------------------
     2         28-14265                 Ashmore Investments (UK) Ltd
     -----     -----------              -------------------------------------
     3         28-14274                 Ashmore Investment Management Limited
     -----     -----------              -------------------------------------

                                                             ASHMORE GROUP PLC
                                              FORM 13F INFORMATION TABLE AS OF SEPTEMBER 30, 2012
                                                                                                                 VOTING AUTHORITY
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                                                                                  SH/
                                                                                  PUT/
                                                            VALUE X   SHARES/     PRN   INVSTMT   OTHER
NAME OF ISSUER                TITLE OF CLASS    CUSIP       ($1000)   PRN AMT     CALL  DISCRETN  MGRS  SOLE       SHARED  NONE
--------------                --------------    ---------   -------   ---------   ----  --------  ----  -------    ------  ------
3SBIO INC                     SPONSORED ADR     88575Y105       379      33,900   sh    defined   2,3     33,900   0             0
ABERDEEN INDONESIA FUND INC   COM               00305P106       895      69,457   sh    defined   2,3          0   0          69,457
ABERDEEN LATIN AMERICAN EQTY  COM               00306K106     1,312      39,998   sh    defined   2,3          0   0          39,998
AMERICA MOVIL                 SPON ADR L SHS    02364W105    55,459   2,167,200   sh    defined   2,3          0   0       2,167,200
BAIDU INC                     SPON ADR REP A    056752108    40,803     366,139   sh    defined   1,2    151,269   0         214,870
BAIDU INC                     SPON ADR REP A    056752108     6,998      62,800   sh    defined   2,3       3,800  0          59,000
BANCO BRADESCO                SP ADR PFD NEW    059460303       289      17,600   sh    defined   1,2      17,600  0               0
BANCO DE CHILE                SPONSORED ADR     059520106       300       3,566   sh    defined   1,2       3,566  0               0
BANCO SANTANDER BRASIL        ADS REP 1 UNIT    05967A107       105      13,800   sh    defined   1,2      13,800  0               0
BRASKEM SA                    SP ADR PFD NEW    105532105    26,491   2,107,489   sh    defined   1,2   1,166,639  0         940,850
BRASKEM SA                    SP ADR PFD NEW    105532105       320      25,421   sh    defined   2,3      25,421  0               0
CEMEX SAB                     SPON ADR NEW      151290889    30,742   4,115,433   sh    defined   1,2   1,688,900  0       2,426,533
CEMEX SAB                     SPON ADR NEW      151290889    48,195   6,451,800   sh    defined   2,3     126,400  0       6,325,400
CENTRAIS ELETRICAS BR         SPONSORED ADR     15234Q207        32       4,903   sh    defined   1,2       4,903  0               0
CHINA FUND INC                COM               169373107       767      35,990   sh    defined   2,3           0  0          35,990
CHINA PETROLEUM & CHEM        SPON ADR H SHS    16941R108        85         900   sh    defined   1,2         900  0               0
CIA CERVECERIAS UNIDAS        SPONSORED ADR     204429104       794      12,204   sh    defined   1,2       4,320  0           7,884
CIA CERVECERIAS UNIDAS        SPONSORED ADR     204429104         9         144   sh    defined   2,3         144  0               0
CIA DE MINAS BUENAVENTUR      SPONSORED ADR     204448104     6,057     174,747   sh    defined   1,2      60,743  0         114,004
CIA DE MINAS BUENAVENTUR      SPONSORED ADR     204448104         9         268   sh    defined   2,3         268  0               0
CIA SANEAMENTO BASICO DE      SPONSORED ADR     20441A102       121       1,423   sh    defined   1,2       1,423  0               0
CNOOC LTD                     SPONSORED ADR     126132109     3,830      20,220   sh    defined   1,2      20,220  0               0
COCA-COLA FEMSA SAB           SPON ADR REP L    191241108     1,379      11,300   sh    defined   1,2       4,800  0           6,500
CTRIP.COM INTERNATIONAL       AMERICAN DEP SHS  22943F100    20,079   1,244,800   sh    defined   1,2     582,300  0         662,500
CTRIP.COM INTERNATIONAL       AMERICAN DEP SHS  22943F100       242      15,000   sh    defined   2,3      15,000  0               0
DESARROLLADORA HOMEX          SPONSORED ADR     25030W100    33,914   3,022,672   sh    defined   1,2   1,507,897  0       1,514,775
DESARROLLADORA HOMEX          SPONSORED ADR     25030W100    10,393     926,248   sh    defined   2,3     137,550  0         788,698
DOCTOR REDDY'S LAB            ADR               256135203     8,985     299,102   sh    defined   1,2     299,102  0               0
ECOPETROL SA                  SPONSORED ADR     279158109       185       3,200   sh    defined   1,2       3,200  0               0
EMBRAER SA                    SP ADR REP 4 COM  29082A107    43,557   1,616,201   sh    defined   1,2     745,726  0         870,475
EMBRAER SA                    SP ADR REP 4 COM  29082A107       475      17,625   sh    defined   2,3      17,625  0               0
EMPRESAS ICA S.A.             SPONS ADR NEW     292448206     3,998     560,700   sh    defined   1,2     560,700  0               0
ENERSIS S.A.                  SPONSORED ADR     29274F104       746      45,300   sh    defined   1,2      10,000  0          35,300
FOCUS MEDIA HOLDING           SPONSORED ADR     34415V109    10,749     446,927   sh    defined   1,2     340,254  0         106,673
FOCUS MEDIA HOLDING           SPONSORED ADR     34415V109       977      40,632   sh    defined   2,3      40,632  0               0
FOMENTO ECONOMICO MEX         SPON ADR UNITS    344419106    19,769     233,955   sh    defined   1,2     121,155  0         112,800
FOMENTO ECONOMICO MEX         SPON ADR UNITS    344419106        46         550   sh    defined   2,3         550  0               0
GERDAU SA                     SPONSORED ADR     373737105     3,770     422,200   sh    defined   1,2     120,300  0         301,900
GERDAU SA                     SPONSORED ADR     373737105     7,070     791,723   sh    defined   2,3           0  0         791,723
GREATER CHINA FUND            COM               39167B102       449      42,255   sh    defined   2,3           0  0          42,255
GRUPO FINANCIERO GALICIA      SP ADR 10 SH B    399909100       125      25,600   sh    defined   1,2           0  0          25,600
HARMONY GOLD MNG              SPONSORED ADR     413216300     9,987   1,169,400   sh    defined   1,2     589,000  0         580,400
HARMONY GOLD MNG              SPONSORED ADR     413216300       140      16,400   sh    defined   2,3      16,400  0               0
HDFC BANK LTD                 ADR REPS 3 SHS    40415F101     3,422     101,900   sh    defined   1,2     101,900  0               0
HDFC BANK LTD                 ADR REPS 3 SHS    40415F101       279       8,300   sh    defined   2,3       8,300  0               0
HUANENG POWER INTL            SPON ADR H SHS    443304100        64       2,300   sh    defined   1,2       2,300  0               0
ICICI BANK LTD                ADR               45104G104    35,551   1,092,864   sh    defined   1,2     700,964  0         391,900
ICICI BANK LTD                ADR               45104G104     3,876     119,149   sh    defined   2,3      12,600  0         106,549
INDIA FUND INC                COM               454089103       283      13,302   sh    defined   2,3           0  0          13,302
INFOSYS LTD                   SPONSORED ADR     456788108    15,119     355,500   sh    defined   1,2     147,600  0         207,900
INFOSYS LTD                   SPONSORED ADR     456788108     8,247     193,900   sh    defined   2,3       7,000  0         186,900
ISHARES TR                    MSCI BRAZ SMCP    464289131     1,257      49,544   sh    defined   2,3           0  0          49,544
ISHARES INC                   MSCI S KOREA      464286772       230       4,084   sh    defined   2,3           0  0           4,084
ITAU UNIBANCO HLDNG           SPON ADR REP PFD  465562106    63,158   3,994,841   sh    defined   1,2   2,044,732  0       1,950,109
ITAU UNIBANCO HLDNG           SPON ADR REP PFD  465562106       674      42,605   sh    defined   2,3      42,605  0               0
JF CHINA REGION FUND INC      COM               46614T107       507      42,603   sh    defined   2,3           0  0          42,603
KOREA EQUITY FUND             COM               50063B104     1,416     153,534   sh    defined   2,3           0  0         153,534
KOREA FUND INC                COM NEW           500634209     1,223      33,034   sh    defined   2,3           0  0          33,034
LATIN AMERICAN DISCOVERY FD   COM               51828C106       269      18,838   sh    defined   2,3           0  0          18,838
MARKET VECTORS ETF TR         BRAZIL SMCP ETF   57060U613     1,024      26,123   sh    defined   2,3           0  0          26,123
MARKET VECTORS ETF TR         RUSSIA ETF        57060U506       293      10,832   sh    defined   2,3           0  0          10,832
MEXICO EQUITY AND INCOME FD   COM               592834105       573      47,176   sh    defined   2,3           0  0          47,176
MEXICO FUND INC               COM               592835102       204       8,247   sh    defined   2,3           0  0           8,247
MINDRAY MEDICAL INTL LTD      SPON ADR          602675100    41,163   1,175,418   sh    defined   1,2     550,877  0         624,541
MINDRAY MEDICAL INTL LTD      SPON ADR          602675100       483      13,800   sh    defined   2,3      13,800  0               0
MOBILE TELESYSTEMS-SP ADR     SPONSORED ADR     607409109    14,820     805,000   sh    defined   2,3           0  0         805,000
MORGAN STANLEY CHINA A SHARE  COM               617468103     1,229      68,749   sh    defined   2,3           0  0          68,749
NET 1 UEPS TECHNOLOGIES INC   COM NEW           64107N206     7,205     753,613   sh    defined   1,2     753,613  0               0
NEW ORIENTAL ED & TECH GRP I  SPON ADR          647581107    21,079   1,516,500   sh    defined   1,2     808,300  0         708,200
NEW ORIENTAL ED & TECH GRP I  SPON ADR          647581107       309      22,200   sh    defined   2,3      22,200  0               0
PETROLEO BRASILEIRO S.A.      SPONSORED ADR     71654V408   104,859   4,960,213   sh    defined   1,2   2,425,011  0       2,535,202
PETROLEO BRASILEIRO S.A.      SPONSORED ADR     71654V408    41,831   1,978,759   sh    defined   2,3      50,037  0       1,928,722
PETROLEO BRASILEIRO           SP ADR NON VTG    71654V101       348      16,900   sh    defined   1,2      16,900  0               0
PHILIPPINE LONG DIST          SPONSORED ADR     718252604        45         700   sh    defined   1,2         700  0               0
SASOL LTD                     SPONSORED ADR     803866300       282       6,500   sh    defined   1,2       6,500  0               0
SOUFUN HOLDINGS LTD           ADR               836034108     9,690     712,500   sh    defined   1,2     712,500  0               0
SOUFUN HOLDINGS LTD           ADR               836034108     1,296      95,300   sh    defined   2,3      95,300  0               0
APDR INDEX SHS FDS            S&P BRIC 40 ETF   78463X756       761      18,025   sh    defined   2,3           0  0          18,025
STERLITE INDUSTRIES INDI      ADS               859737207    11,096   1,571,655   sh    defined   1,2     438,100  0       1,133,555
STERLITE INDUSTRIES INDI      ADS               859737207       229      32,400   sh    defined   2,3      32,400  0               0
TAIWAN FUND INC               COM               874036106       777      49,864   sh    defined   2,3           0  0          49,864
TAIWAN SEMICONDUCTOR          SPONSORED ADR     874039100     4,133     281,151   sh    defined   1,2     281,151  0               0
TAIWAN SEMICONDUCTOR          SPONSORED ADR     874039100    36,841   2,506,198   sh    defined   2,3      54,384  0       2,451,814
TATA MOTORS LTD               SPONSORED ADR     876568502        26       1,212   sh    defined   1,2       1,212  0               0
TATA MOTORS LTD               SPONSORED ADR     876568502     7,756     367,236   sh    defined   2,3           0  0         367,236
TEMPLETON DRAGON FUND INC     COM               88018T101     1,322      51,894   sh    defined   2,3           0  0          51,894
TEMPLETON RUSSIA & EAST EURO  COM               88022F105       234      16,072   sh    defined   2,3           0  0          16,072
TERNIUM SA                    SPON ADR          880890108    35,280   1,860,774   sh    defined   1,2     872,050  0         988,724
TERNIUM SA                    SPON ADR          880890108       335      17,659   sh    defined   2,3      17,659  0               0
TURKISH INVESTMENT FUND       COM               900145103       108       7,393   sh    defined   2,3           0  0           7,393
UNITED MICROELECTRON          SPON ADR NEW      910873405    17,935   8,834,761   sh    defined   2,3           0  0       8,834,761
VALE SA                       ADR               91912E105    79,792   4,874,295   sh    defined   1,2   2,169,195  0       2,705,100
VALE SA                       ADR               91912E105    21,828   1,333,400   sh    defined   2,3      35,600  0      1,297,800
VALE SA                       ADR REPSTG PFD    91912E204       902      55,953   sh    defined   1,2      55,953  0               0
VIMPELCOM LTD                 SPONSORED ADR     92719A106    17,644   1,659,847   sh    defined   1,2     859,017  0         800,830
VIMPELCOM LTD                 SPONSORED ADR     92719A106       785      73,872   sh    defined   2,3      73,872  0               0
WOORI FINANCE HOLDINGS-ADR    ADR               981063100        60       2,100   sh    defined   1,2       2,100  0               0